UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
2/28/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.7%)(a)
	Rating(RAT)	Principal amount	Value

California (0.2%)

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	$1,000,000	$182,680

			182,680
Guam (0.3%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	300,000	308,886

			308,886
Minnesota (96.8%)

Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa1	620,000	690,277
5s, 2/1/24	Aa1	470,000	531,105

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, 4s, 2/1/21	AA+	500,000	549,445

Brooklyn Ctr., VRDN (Brookdale Corp. II), 0.04s, 12/1/14	A-1+	400,000	400,000

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A, 5s, 2/1/25	Aa2	865,000	952,763

Center City, Hlth. Care Fac. Rev. Bonds (Hazelden Foundation), 5s, 11/1/41	A3	700,000	712,019

Central MN Muni. Pwr. Agcy. Rev. Bonds (Twin Cities Transmission Project), 5s, 1/1/32	A3	1,000,000	1,090,380

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A1	1,000,000	1,004,550

Deephaven, Rev. Bonds (Eagle Ridge Academy), Ser. A, 5 1/8s, 7/1/33	BBB-	500,000	495,425

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,250,000	1,324,238

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5 7/8s, 11/1/40	BBB-	500,000	502,825

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6s, 4/1/18	BBB+	510,000	524,000

Farmington, G.O. Bonds (Indpt. School Dist. No. 192), Ser. B, AGM, 5s, 2/1/19	Aa2	1,080,000	1,154,952

Forest Lake, Charter School Lease Rev. Bonds (Lake Intl. Language Academy Bldg. Co.), Ser. A, 5 1/2s, 8/1/36	BBB-	250,000	252,155

Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	2,855,000	3,143,184
4 3/4s, 12/15/29	AAA	500,000	544,065

Lakeville, G.O. Bonds (Indpt. School Dist. No 194), Ser. D, 5s, 2/1/21	Aa2	1,000,000	1,186,200

Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22 (Prerefunded 2/1/17)	Aaa	2,575,000	2,884,180

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5 1/4s, 5/1/37	Baa1	1,500,000	1,509,420

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.04s, 11/15/35	VMIG1	600,000	600,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5 1/4s, 8/15/35	A+	500,000	534,600

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5s, 1/1/35	AA-	1,000,000	1,098,230
Ser. B, 5s, 1/1/29	A	910,000	991,600
Ser. B, 5s, 1/1/22	AA-	1,250,000	1,390,488

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	650,000	672,744

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5s, 3/1/29	Aa1	350,000	377,664

Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	Aaa	1,500,000	1,637,505
Ser. B, AGM, zero %, 2/1/23	Aaa	2,350,000	1,646,269

MN Agricultural & Econ. Dev. Board Rev. Bonds
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	A	500,000	501,525
(Essentia Hlth.), Ser. C-1, AGO, 5s, 2/15/30	AA-	1,000,000	1,057,840

MN State G.O. Bonds
(Trunk Hwy.), Ser. B, 5s, 10/1/30	Aa1	1,000,000	1,125,900
Ser. A, 5s, 10/1/24	Aa1	500,000	590,275
U.S. Govt. Coll., 5s, 8/1/24 (Prerefunded 8/1/14)	Aa1	1,000,000	1,019,570
(Trunk Hwy.), Ser. B, 4s, 8/1/26	Aa1	500,000	544,745

MN State Rev. Bonds
Ser. A, 5s, 6/1/38	AA	1,000,000	1,087,830
(Gen. Fund Appropriations), Ser. B, 5s, 3/1/29	AA	1,000,000	1,121,510

MN State College & U. Rev. Bonds, Ser. A
5s, 10/1/31	Aa2	1,000,000	1,113,770
4s, 10/1/25	Aa2	1,000,000	1,089,280

MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,624,890
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	1,020,500
(U. of St. Thomas), Ser. 6-X, 5 1/4s, 4/1/39	A2	500,000	520,230
(College of St. Scholastica, Inc.), Ser. H, 5 1/8s, 12/1/40	Baa2	750,000	766,193
(Carleton College), Ser. D, 5s, 3/1/40	Aa2	1,000,000	1,056,390
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	521,695
(St. Catherine U.), Ser. 7-Q, 5s, 10/1/32	Baa1	700,000	710,213
(Gustavus Adolfus), Ser. 7-B, 5s, 10/1/31	A3	500,000	538,705
(College of St. Benedict), Ser. 7-M, 5s, 3/1/31	Baa1	300,000	303,711
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A1	1,000,000	1,095,960
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,621,151
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	514,670
(St. Olaf College), Ser. 7-F, 4 1/2s, 10/1/30	A1	750,000	779,175
(College of St. Scholastica, Inc.), Ser. 7R, 4s, 12/1/19	Baa2	200,000	212,636
(Macalester College), Ser. 7-S, 3s, 5/1/22	Aa3	415,000	426,313

MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg. Fin.)
Ser. M, 5 3/4s, 1/1/37	Aa1	300,000	303,681
Ser. E, 5.1s, 1/1/40	Aa1	770,000	790,497
Ser. B, 4.9s, 7/1/37	Aa1	1,065,000	1,066,544
Ser. L, 4.9s, 7/1/22	Aa1	1,685,000	1,762,106

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A3	1,000,000	1,068,660
5s, 10/1/30	A3	500,000	518,440

Monticello-Big Lake Cmnty., Hosp. Dist. Rev. Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	A/P	500,000	535,735

New Ulm, Hosp. Fac. VRDN (Allina Hlth. Syst.), 0.05s, 8/1/14	A-1+	700,000	700,000

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks)
6 1/2s, 10/1/47	BB/P	500,000	519,765
6 1/8s, 10/1/39	BB/P	315,000	324,683

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
Ser. A-2, 5s, 1/1/24	A3	500,000	565,540
Ser. A, AGO, 5s, 1/1/21	AA-	1,000,000	1,112,180

Northfield, Hosp. Rev. Bonds
5 3/8s, 11/1/26	BBB-	750,000	774,360
5 1/4s, 11/1/21	BBB-	500,000	520,565

Olmsted Cnty., G.O. Bonds, Ser. A, 4s, 2/1/19	Aaa	955,000	1,083,476

Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6s, 7/1/31	Aa3	1,150,000	1,150,978

Rochester, G.O. Bonds
(Waste Wtr.), Ser. A, 5s, 2/1/24	Aaa	1,000,000	1,179,880
Ser. A, 3s, 2/1/23	Aa1	1,000,000	1,047,020

Rochester, Elec. Util. Rev. Bonds, Ser. B, 5s, 12/1/43	Aa3	1,000,000	1,084,150

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5 7/8s, 7/1/30	A-/F	1,000,000	1,137,850
(Mayo Clinic), Ser. D, 5s, 11/15/38	Aa2	500,000	523,530
(Mayo Clinic), Ser. E, 5s, 11/15/38	Aa2	750,000	785,295
(Olmsted Med. Ctr.), 5s, 7/1/33	A-/F	650,000	693,869
(Mayo Clinic), 4s, 11/15/41	Aa2	250,000	249,115

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. A, 0.02s, 11/15/38	VMIG1	500,000	500,000

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5s, 2/1/28	AA+	525,000	574,560

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A1	750,000	816,765
NATL, zero %, 1/1/24	A1	2,000,000	1,447,340

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.), AGO, 5 3/8s, 5/1/31	A1	1,000,000	1,075,480

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
5 3/4s, 7/1/39	A	1,000,000	1,069,730
Ser. C, 5 3/4s, 7/1/30	A	1,000,000	1,077,820

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	526,020
Ser. A, 5s, 8/1/35	A1	385,000	408,797
(SPCPA Bldg. Co.), 4 5/8s, 3/1/43	BBB-	350,000	310,485

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Nova Classical Academy), Ser. A, 6 5/8s, 9/1/42	BBB-	250,000	265,813
(German Immersion School), Ser. A, 5s, 7/1/33	BB+	500,000	467,055

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5s, 2/1/29	A-	1,000,000	1,027,060
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	Aa3	1,000,000	1,132,250

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds
(Regions Hosp.), 5.3s, 5/15/28	A2	1,515,000	1,518,030
(HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	450,000	462,236

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	500,000	510,100

St. Paul, Metro. Council Area G.O. Bonds
(Waste Wtr.), Ser. E, 5s, 9/1/22	Aaa	1,055,000	1,280,781
(Transit Cap.), Ser. C, 4s, 3/1/25	Aaa	1,120,000	1,224,003

St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.), Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,343,223

St. Paul, Port Auth. VRDN (MN Pub. Radio), Ser. 7, 0.04s, 5/1/25	VMIG1	1,000,000	1,000,000

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	A-/P	750,000	709,380

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), 4 1/2s, 10/1/37	Baa3	600,000	480,012

U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Escrowed to maturity)	AA	2,160,000	2,525,336
Ser. A, 5 1/2s, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,235,210
Ser. A, 5 1/4s, 12/1/30	Aa1	1,000,000	1,131,750
Ser. A, 5 1/4s, 4/1/29	Aa1	500,000	558,540
Ser. C, 5s, 12/1/21	Aa1	500,000	565,725
Ser. A, 4s, 2/1/25	Aa1	1,000,000	1,101,440

Wayzata, Sr. Hsg. Rev. Bonds (Folkestone Sr. Living Cmnty.), Ser. B, 4 7/8s, 5/1/19	BB+/P	500,000	502,360

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/30	Aa3	1,000,000	1,119,410

Willmar, G.O. Bonds (Rice Memorial Hosp.), Ser. A, 5s, 2/1/21	Aa3	1,000,000	1,188,320

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group)
5s, 7/1/34	BBB-	400,000	403,632
5s, 7/1/16	BBB-	425,000	452,281
5s, 7/1/15	BBB-	450,000	467,937
5s, 7/1/14	BBB-	275,000	278,237

Woodbury, G.O. Bonds, Ser. A, 3s, 2/1/22	AAA	780,000	819,250

Woodbury, Charter School Lease Rev. Bonds (MSA Bldg. Co.), Ser. A
5s, 12/1/32	BBB-	220,000	217,609
5s, 12/1/27	BBB-	210,000	212,356

			100,869,212
Puerto Rico (0.4%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 6 1/2s, 7/1/40	BB+	250,000	207,318

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/44	AA-	2,000,000	269,640

			476,958
TOTAL INVESTMENTS

Total investments (cost $97,688,724)(b)			$101,837,736

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $104,226,664.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $97,670,034, resulting in gross unrealized appreciation and depreciation of $5,148,767 and $981,065, respectively, or net unrealized appreciation of $4,167,702.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	21.7%
	Education	19.2
	Local debt	16.6
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$101,837,736	$—

Totals by level	$—	$101,837,736	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014